Subsequent Events (Details Narrative)							12 Months Ended
	Dec. 02, 2026 shares	Mar. 24, 2026 shares	Mar. 16, 2026 SGD ($)	Sep. 04, 2025 SGD ($) $ / shares shares	Jan. 03, 2024 USD ($)	Jan. 03, 2024 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Jan. 23, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 SGD ($) shares	Oct. 02, 2024 shares	Feb. 15, 2024 $ / shares shares
Subsequent Event [Line Items]
Shares issued													5,000,000
Ordinary stock, shares authorized										6,666,666,666.67	100,000,000	100,000,000		500,000,000
Common Stock, Par or Stated Value Per Share | $ / shares										$ 0.000075	$ 0.000005			$ 0.001
Common stock share issued										1,000,000	15,000,000	15,000,000
Common stock share outstanding										1,000,000	15,000,000	15,000,000
Original loan amount | $						$ 800,000,000
Related party loan					$ 494,000,000	$ 651,000,000
Deferred revenue | $								$ 355,000				$ 462,000
Related Party Transaction, Amounts of Transaction | $							$ 1,129,000
Notes and Loans Payable | $											$ 800,000
Other Loans Payable | $											$ 1,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Share capital | $									$ 500,000	$ 500,000
Ordinary stock, shares authorized									100,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares									$ 0.000005
Preferred shares authorized									10,000,000,000
Preferred stock par value | $ / shares									$ 0.000005
Preferred stock share issued									0
Preferred stock share outstanding									0
Payments to Acquire Businesses, Net of Cash Acquired | $			$ 1,368,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Ordinary stock, shares authorized									80,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares									$ 0.000005
Common stock share issued									8,292,150
Common stock share outstanding									8,292,150
Conversion of Stock, Shares Converted	552,810	18,427
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Ordinary stock, shares authorized									10,000,000,000
Common stock share issued									8,707,850
Common stock share outstanding									8,707,850
Conversion of Stock, Shares Converted	580,524	19,351
IPO [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Additional shares issued				2,000,000
Sale of Stock, Price Per Share | $ / shares				$ 4.00
Proceeds from Issuance Initial Public Offering | $				$ 8,000,000
Shares issued		1,133,333.33		17,000,000
Shares outstanding				17,000,000
Reverse stock split, description	Company has approved a 15:1 reverse share split of the issued and authorized shares, such that the share capital of the Company will be US$500,000 divided into (a) 5,333,333,333.33 Class A Ordinary Shares of a nominal or par value of US$0.000075 each, (b) 666,666,666.66 Class B Ordinary Shares of a nominal or par value of US$0.000075 each, and (c) 666,666,666.66 preferred shares of a nominal or par value of US$0.000075	Company has approved a 30:1 reverse share split of the issued and authorized shares, to be effective on a date to be further determined by our board of directors, such that upon the reverse share split becoming effective, the share capital of the Company will be US$500,000 divided into (a) 177,777,777.78 Class A Ordinary Shares of a nominal or par value of US$0.00225 each, (b) 22,222,222.22 Class B Ordinary Shares of a nominal or par value of US$0.00225 each, and (c) 22,222,222.22 preferred shares of a nominal or par value of US$0.00225.
Conversion of Stock, Shares Converted	1,133,333.33	37,777.78